Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
NOTE 4. SEGMENT INFORMATION

Our segments are comprised of strategic business units that offer products and services to different customer segments over various technology platforms and/or in different geographies that are managed accordingly. We analyze our segments based on segment operating contribution, which consists of operating income, excluding acquisition-related costs and other significant items (as discussed below), and equity in net income (loss) of affiliates for investments managed within each segment. We have three reportable segments: (1) Communications, (2) WarnerMedia and (3) Latin America.

We have recast our segment results for all prior periods to reflect the following:

Communications segment results have been recast to remove the Video and Government Solutions businesses that were classified as held-for sale beginning in the first quarter of 2021, instead reporting those results in Corporate and Other, consistent with our historical practice. Additionally, we refined the allocation of shared infrastructure and deferred customer acquisition costs between Consumer Wireline and Video.
WarnerMedia segment results were recast to include our prior Xandr segment within our WarnerMedia segment and to remove the Crunchyroll anime business that is classified as held-for-sale and removed from the WarnerMedia segment, instead including it in Corporate and Other.

We also evaluate segment and business unit performance based on EBITDA and/or EBITDA margin. EBITDA is defined as operating contribution excluding equity in net income (loss) of affiliates and depreciation and amortization. We believe EBITDA to be a relevant and useful measurement to our investors as it is part of our internal management reporting and planning processes and it is an important metric that management uses to evaluate operating performance. EBITDA does not give effect to depreciation and amortization expenses incurred in operating contribution nor is it burdened by cash used for debt service requirements and thus does not reflect available funds for distributions, reinvestment or other discretionary uses. EBITDA margin is EBITDA divided by total revenues.

The Communications segment provides wireless and wireline telecom and broadband services to consumers located in the U.S. and businesses globally. Our business strategies reflect bundled product offerings that cut across product lines and utilize shared assets.

In December 2020, we changed our management strategy and reevaluated our domestic video business, allowing us to maximize value in our domestic video business and further accelerate our ability to innovate and execute in our fast-growing broadband and fiber business. In conjunction with the strategy change, we separated the former Entertainment Group into two business units, Video and Consumer Wireline, and recast our results for all prior periods. The Business Wireline business unit was also recast to remove video operations, instead including those in Video.

Beginning in the first quarter of 2021, the Video business was classified as held-for-sale and recast to be reported in Corporate and Other.

This segment contains the following business units:
•Mobility provides nationwide wireless service and equipment.
•Business Wireline provides advanced IP-based services, as well as traditional voice and data services to business customers.
•Consumer Wireline provides internet, including broadband fiber, and legacy telephony voice communication services to residential customers.
The WarnerMedia segment develops, produces and distributes feature films, television, gaming and other content in various physical and digital formats globally. Historical financial results of Eliminations & Other included in the WarnerMedia segment have been recast to include Xandr, previously a separate reportable segment, and to remove the Crunchyroll anime business that was classified as held-for-sale. This segment contains the following:
•Turner primarily operates multichannel basic television networks and digital properties. Turner also sells advertising on its networks and digital properties.
•Home Box Office consists of premium pay television and HBO Max domestically and premium pay, basic tier television internationally, and content licensing and home entertainment.
•Warner Bros. primarily consists of the production, distribution and licensing of television programming and feature films, the distribution of home entertainment products and the production and distribution of games.
•Eliminations & Other includes the Xandr advertising business, and also removes transactions between the Turner, Home Box Office and Warner Bros. business units, including internal sales of content to the HBO Max platform that began in the fourth quarter of 2019 (see Note 5).

The Latin America segment provides entertainment and wireless services outside of the U.S. This segment contains the following business units:
•Vrio provides video services primarily to residential customers using satellite technology in Latin America and the Caribbean.
•Mexico provides wireless service and equipment to customers in Mexico.
Corporate and Other reconciles our segment results to consolidated operating income and income before income taxes, and includes:
•Corporate, which consists of: (1) businesses no longer integral to our operations or which we no longer actively market, (2) corporate support functions, (3) impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, and (4) the reclassification of the amortization of prior service credits, which we continue to report with segment operating expenses, to consolidated “Other income (expense) – net.”
•Video, which provides video, including over-the-top (OTT) services, and also sells multiplatform advertising services as video revenues.
•Acquisition-related items, which consists of items associated with the merger and integration of acquired businesses, including amortization of intangible assets.
•Certain significant items, which includes (1) employee separation charges associated with voluntary and/or strategic offers, (2) asset impairments and abandonments, and (3) other items for which the segments are not being evaluated.
•Eliminations and consolidations, which (1) removes transactions involving dealings between our segments, including channel distribution between WarnerMedia and Communications, and (2) includes adjustments for our reporting of the advertising business.
“Interest expense” and “Other income (expense) – net” are managed only on a total company basis and are, accordingly, reflected only in consolidated results.

For the year ended December 31, 2020
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$72,564	$42,106	$30,458	$8,086	$22,372	$—	$22,372
Business Wireline	25,083	15,303	9,780	5,216	4,564	—	4,564
Consumer Wireline	12,318	8,027	4,291	2,914	1,377	—	1,377
Total Communications	109,965	65,436	44,529	16,216	28,313	—	28,313
WarnerMedia
Turner	12,568	6,954	5,614	277	5,337	(2)	5,335
Home Box Office	6,808	6,028	780	98	682	16	698
Warner Bros.	12,154	9,917	2,237	169	2,068	(70)	1,998
Eliminations and other	(1,088)	(1,320)	232	127	105	74	179
Total WarnerMedia	30,442	21,579	8,863	671	8,192	18	8,210
Latin America
Vrio	3,154	2,800	354	520	(166)	24	(142)
Mexico	2,562	2,636	(74)	513	(587)	—	(587)
Total Latin America	5,716	5,436	280	1,033	(753)	24	(729)
Segment Total	146,123	92,451	53,672	17,920	35,752	$42	$35,794
Corporate and Other
Corporate[1]	2,207	4,205	(1,998)	310	(2,308)
Video	28,610	24,174	4,436	2,262	2,174
Acquisition-related items	—	468	(468)	8,012	(8,480)
Certain significant items	—	19,156	(19,156)	14	(19,170)
Eliminations and consolidations	(5,180)	(3,615)	(1,565)	(2)	(1,563)
AT&T Inc.	$171,760	$136,839	$34,921	$28,516	$6,405
[1]Operations and Support Expenses include $2,442 for the reclassification of prior service credit amortization.

For the year ended December 31, 2019
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$71,056	$40,681	$30,375	$8,054	$22,321	$—	$22,321
Business Wireline	25,901	15,839	10,062	4,925	5,137	—	5,137
Consumer Wireline	13,012	7,775	5,237	2,880	2,357	—	2,357
Total Communications	109,969	64,295	45,674	15,859	29,815	—	29,815
WarnerMedia
Turner	13,122	7,740	5,382	235	5,147	52	5,199
Home Box Office	6,749	4,312	2,437	102	2,335	30	2,365
Warner Bros.	14,358	11,816	2,542	162	2,380	(30)	2,350
Eliminations and other	1,030	304	726	90	636	109	745
Total WarnerMedia	35,259	24,172	11,087	589	10,498	161	10,659
Latin America
Vrio	4,094	3,378	716	660	56	27	83
Mexico	2,869	3,085	(216)	502	(718)	—	(718)
Total Latin America	6,963	6,463	500	1,162	(662)	27	(635)
Segment Total	152,191	94,930	57,261	17,610	39,651	$188	$39,839
Corporate and Other
Corporate[1]	2,203	3,509	(1,306)	645	(1,951)
Video	32,124	27,275	4,849	2,461	2,388
Acquisition-related items	(72)	960	(1,032)	7,460	(8,492)
Certain significant items	—	2,082	(2,082)	43	(2,125)
Eliminations and consolidations	(5,253)	(3,735)	(1,518)	(2)	(1,516)
AT&T Inc.	$181,193	$125,021	$56,172	$28,217	$27,955
[1]Operations and Support Expenses include $1,934 for the reclassification of prior service credit amortization.

For the year ended December 31, 2018
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$70,521	$40,690	$29,831	$8,263	$21,568	$—	$21,568
Business Wireline	26,494	16,012	10,482	4,704	5,778	—	5,778
Consumer Wireline	13,108	7,596	5,512	2,623	2,889	—	2,889
Total Communications	110,123	64,298	45,825	15,590	30,235	—	30,235
WarnerMedia
Turner	6,979	3,794	3,185	131	3,054	54	3,108
Home Box Office	3,598	2,187	1,411	56	1,355	29	1,384
Warner Bros.	8,703	7,130	1,573	96	1,477	(28)	1,449
Eliminations and other	1,305	168	1,137	28	1,109	(30)	1,079
Total WarnerMedia	20,585	13,279	7,306	311	6,995	25	7,020
Latin America
Vrio	4,784	3,743	1,041	728	313	34	347
Mexico	2,868	3,415	(547)	510	(1,057)	—	(1,057)
Total Latin America	7,652	7,158	494	1,238	(744)	34	(710)
Segment Total	138,360	84,735	53,625	17,139	36,486	$59	$36,545
Corporate and Other
Corporate[1]	2,481	2,502	(21)	1,637	(1,658)
Video	33,363	28,856	4,507	2,698	1,809
Acquisition-related items	(49)	1,185	(1,234)	6,931	(8,165)
Certain significant items	—	899	(899)	26	(925)
Eliminations and consolidations	(3,399)	(1,947)	(1,452)	(1)	(1,451)
AT&T Inc.	$170,756	$116,230	$54,526	$28,430	$26,096
[1]Operations and Support Expenses include $1,753 for the reclassification of prior service credit amortization.
The following table is a reconciliation of operating income (loss) to “Income Before Income Taxes” reported in our consolidated statements of income:

	2020	2019	2018
Communications	$28,313	$29,815	$30,235
WarnerMedia	8,210	10,659	7,020
Latin America	(729)	(635)	(710)
Segment Contribution	35,794	39,839	36,545
Reconciling Items:
Corporate and Other	(2,308)	(1,951)	(1,658)
Video	2,174	2,388	1,809
Merger and integration items	(468)	(1,032)	(1,234)
Amortization of intangibles acquired	(8,012)	(7,460)	(6,931)
Impairments and abandonments	(18,880)	(1,458)	(46)
Gain on spectrum transaction[1]	900	—	—
Employee separation charges and benefit-related (gain) loss	(1,177)	(624)	(587)
Other noncash charges (credits), net	(13)	(43)	(111)
Natural disaster items	—	—	(181)
Segment equity in net income of affiliates	(42)	(188)	(59)
Eliminations and consolidations	(1,563)	(1,516)	(1,451)
AT&T Operating Income	6,405	27,955	26,096
Interest Expense	7,925	8,422	7,957
Equity in net income (loss) of affiliates	95	6	(48)
Other income (expense) - net	(1,431)	(1,071)	6,782
Income (Loss) Before Income Taxes	$(2,856)	$18,468	$24,873
[1] Included as a reduction of “Selling, general and administrative expenses” in the consolidated statements of income.

The following table sets forth revenues earned from customers, and property, plant and equipment located in different geographic areas:

	2020		2019		2018
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$155,899	$121,208	$161,689	$122,567	$154,795	$123,457
Europe	5,387	1,152	6,536	1,854	4,073	1,634
Mexico	2,862	3,530	3,198	3,648	3,100	3,467
Brazil	1,807	694	2,797	1,057	2,724	1,213
All other Latin America	2,679	485	3,219	544	3,055	1,217
Asia/Pacific Rim	2,322	203	2,793	390	2,214	408
Other	804	43	961	68	795	77
Total	$171,760	$127,315	$181,193	$130,128	$170,756	$131,473
The following tables present intersegment revenues, assets, investments in equity affiliates and capital expenditures by segment:

Intersegment Reconciliation
	2020	2019	2018
Intersegment revenues
Communications	$11	$26	$13
WarnerMedia	3,183	3,318	1,875
Latin America	—	—	—
Total Intersegment Revenues	3,194	3,344	1,888
Consolidations	1,986	1,909	1,511
Eliminations and consolidations	$5,180	$5,253	$3,399

At or for the years ended December 31,	2020			2019
	Assets	Investments in Equity Method Investees	Capital Expenditures	Assets	Investments in Equity Method Investees	Capital Expenditures
Communications[1]	$506,102	$—	$14,107	$492,649	$—	$17,410
WarnerMedia	148,037	1,123	699	140,376	3,011	1,205
Latin America	15,811	590	708	20,606	650	757
Corporate and eliminations[1]	(144,189)	67	161	(101,962)	34	263
Total	$525,761	$1,780	$15,675	$551,669	$3,695	$19,635
[1]Amounts above have been updated to reflect the classification of our Video business as held-for-sale (beginning in the first quarter of 2021), which included the recast of historical results to remove Video from our Communications segment and instead report in Corporate and Other.